Grants and other liabilities, Grant and other non-current liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Type	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 911,593	$ 970,557
Other liabilities and provisions	340,920	293,187
Dismantling provision	140,595	124,593
Lease liabilities	63,076	59,219
Accruals on Spanish market prices differences	91,884	74,795
Other	45,365	34,580
Grant and other non-current liabilities	$ 1,252,513	1,263,744
Number of grant types | Type	2
Income from grants	$ 59,056	60,746	$ 59,010
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	58,500	58,700
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	610,000	642,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 299,000	$ 326,000